Financial Risk (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Securities at amortized cost
Credit risk
Total	$ 164,074	$ 74,547
Securities at amortized cost | Cost [member]
Credit risk
Total	164,074	74,547
Securities at amortized cost | Loss allowance
Credit risk
Total	(495)	(113)	$ 140
Securities at amortized cost | Stage 3 | Loss allowance
Credit risk
Total	0	0
Securities at amortized cost | Stage 1 | Loss allowance
Credit risk
Total	(462)	(103)	113
Securities at amortized cost | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(33)	(10)	27
Credit risk | Securities at amortized cost
Credit risk
Total	163,579	74,434
Credit risk | Securities at amortized cost | Cost [member]
Credit risk
Total	164,074	74,547
Credit risk | Securities at amortized cost | Loss allowance
Credit risk
Total	(495)	(113)
Credit risk | Securities at amortized cost | Grade 1 - 4 | 0.03 - 0.74
Credit risk
Total	108,505	73,047
Credit risk | Securities at amortized cost | Grade 5 - 6 | 0.75 - 3.95
Credit risk
Total	55,569	1,500
Credit risk | Securities at amortized cost | Stage 1
Credit risk
Total	158,605	72,944
Credit risk | Securities at amortized cost | Stage 1 | Cost [member]
Credit risk
Total	159,067	73,047
Credit risk | Securities at amortized cost | Stage 1 | Loss allowance
Credit risk
Total	(462)	(103)
Credit risk | Securities at amortized cost | Stage 1 | Grade 1 - 4 | 0.03 - 0.74
Credit risk
Total	108,505	73,047
Credit risk | Securities at amortized cost | Stage 1 | Grade 5 - 6 | 0.75 - 3.95
Credit risk
Total	50,562
Credit risk | Securities at amortized cost | Stage 2 | Stage 2
Credit risk
Total	4,974	1,490
Credit risk | Securities at amortized cost | Stage 2 | Stage 2 | Cost [member]
Credit risk
Total	5,007	1,500
Credit risk | Securities at amortized cost | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(33)	(10)
Credit risk | Securities at amortized cost | Stage 2 | Stage 2 | Grade 5 - 6 | 0.75 - 3.95
Credit risk
Total	5,007	1,500
Loans at amortized cost
Credit risk
Total	4,911,397	5,892,997
Loans at amortized cost | Cost [member]
Credit risk
Total	4,911,397	5,892,997
Loans at amortized cost | Loss allowance
Credit risk
Total	(41,165)	(99,307)	100,785
Loans at amortized cost | Stage 3 | Loss allowance
Credit risk
Total	(4,588)	(54,573)	49,439
Loans at amortized cost | Stage 1 | Loss allowance
Credit risk
Total	(16,661)	(28,892)	34,957
Loans at amortized cost | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(19,916)	(15,842)	16,389
Loans at amortized cost | Credit risk
Credit risk
Total	4,870,232	5,793,690
Loans at amortized cost | Credit risk | Cost [member]
Credit risk
Total	4,911,397	5,892,997
Loans at amortized cost | Credit risk | Loss allowance
Credit risk
Total	(41,165)	(99,307)
Loans at amortized cost | Credit risk | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	2,582,794	2,928,401
Loans at amortized cost | Credit risk | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	2,096,138	2,415,323
Loans at amortized cost | Credit risk | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	232,465	487,428
Loans at amortized cost | Credit risk | Grade 9 - 10 | 30.68 - 100 | Cost [member]
Credit risk
Total		61,845
Loans at amortized cost | Credit risk | Stage 3
Credit risk
Total	6,005	7,272
Loans at amortized cost | Credit risk | Stage 3 | Cost [member]
Credit risk
Total	10,593	61,845
Loans at amortized cost | Credit risk | Stage 3 | Loss allowance
Credit risk
Total	(4,588)	(54,573)
Loans at amortized cost | Credit risk | Stage 3 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	10,593
Loans at amortized cost | Credit risk | Stage 3 | Grade 9 - 10 | 30.68 - 100 | Cost [member]
Credit risk
Total		61,845
Loans at amortized cost | Credit risk | Stage 1
Credit risk
Total	4,596,807	5,573,265
Loans at amortized cost | Credit risk | Stage 1 | Cost [member]
Credit risk
Total	4,613,468	5,602,157
Loans at amortized cost | Credit risk | Stage 1 | Loss allowance
Credit risk
Total	(16,661)	(28,892)
Loans at amortized cost | Credit risk | Stage 1 | Grade 1 - 4 | 0.03 - 0.74 | Cost [member]
Credit risk
Total	2,582,794	2,928,401
Loans at amortized cost | Credit risk | Stage 1 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	1,928,142	2,330,150
Loans at amortized cost | Credit risk | Stage 1 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	102,532	343,606
Loans at amortized cost | Credit risk | Stage 2 | Stage 2
Credit risk
Total	267,420	213,153
Loans at amortized cost | Credit risk | Stage 2 | Stage 2 | Cost [member]
Credit risk
Total	287,336	228,995
Loans at amortized cost | Credit risk | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(19,916)	(15,842)
Loans at amortized cost | Credit risk | Stage 2 | Stage 2 | Grade 5 - 6 | 0.75 - 3.95 | Cost [member]
Credit risk
Total	167,996	85,173
Loans at amortized cost | Credit risk | Stage 2 | Stage 2 | Grade 7 - 8 | 3.96 - 30.67 | Cost [member]
Credit risk
Total	119,340	143,822
Loan commitments and financial guarantees contracts
Credit risk
Total	639,264	609,054
Loan commitments and financial guarantees contracts | Cost [member]
Credit risk
Total	74,366	115,682
Loan commitments and financial guarantees contracts | Loss allowance
Credit risk
Total	(2,904)	(3,044)	3,289
Loan commitments and financial guarantees contracts | Stage 3 | Loss allowance
Credit risk
Total	0	0
Loan commitments and financial guarantees contracts | Stage 1 | Loss allowance
Credit risk
Total	(2,426)	(2,683)	3,089
Loan commitments and financial guarantees contracts | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	(478)	(361)	$ 200
Loan commitments and financial guarantees contracts | Credit risk
Credit risk
Total	636,360	606,010
Loan commitments and financial guarantees contracts | Credit risk | Cost [member]
Credit risk
Total	639,264	609,054
Loan commitments and financial guarantees contracts | Credit risk | Loss allowance
Credit risk
Total	(2,904)	(3,044)
Loan commitments and financial guarantees contracts | Credit risk | Stage 1
Credit risk
Total	598,392	578,925
Loan commitments and financial guarantees contracts | Credit risk | Stage 1 | Cost [member]
Credit risk
Total	600,818	581,608
Loan commitments and financial guarantees contracts | Credit risk | Stage 1 | Loss allowance
Credit risk
Total	(2,426)	(2,683)
Loan commitments and financial guarantees contracts | Credit risk | Stage 2 | Stage 2
Credit risk
Total	37,968	27,085
Loan commitments and financial guarantees contracts | Credit risk | Stage 2 | Stage 2 | Cost [member]
Credit risk
Total	38,446	27,446
Loan commitments and financial guarantees contracts | Credit risk | Stage 2 | Stage 2 | Loss allowance
Credit risk
Total	$ (478)	$ (361)